Revenue Recognition (Tables)	6 Months Ended
Oct. 31, 2023
Revenue Recognition [Abstract]
Schedule of Disaggregated Revenue by Major Source	The following table provides disaggregated revenue by major source for the following periods:
	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Commissioned research and development	¥86,980	¥45,699	$302
Solution services	14,186	12,595	83
Guest speaker services	16,603	15,136	100
Membership services	4,097	—	—
Product sales	36,773	225,709	1,490
Total revenue	¥158,639	¥299,139	$1,975

Schedule of Change in Contract Liabilities	The following table summarizes the change in contract liabilities for the six months ended October 31, 2022 and 2023:
	Six Months Ended October 31,
	2022	2023
	JPY	JPY	US$
	(in thousands)
Beginning balance	¥12,572	¥4,668	$31
Revenue earned	(7,673)	(9,657)	(64)
Deferral of revenue	22,982	11,901	79
Ending balance	¥27,881	¥6,912	$46